High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 88.26%
BANK LOANS — 8.40%*
Communications — 0.41%
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
11.38% 10/19/26
1
$ 875,000 $ 655,156
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.38% 03/09/27
1
1,800,000 1,466,136
2,121,292
Consumer Discretionary — 0.61%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.38%)
7.76% 12/23/27
1
1,891,313 1,720,622
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.50%)
10.68% 01/24/30
1
1,741,000 1,407,215
3,127,837
Entertainment — 1.28%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
9.00% 02/28/25
1
2,261,537 427,408
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 9.00%)
14.28% 09/07/23
1
2,816,825 2,773,995
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
5.87% 08/01/27
1
3,499,511 3,367,720
6,569,123
Finance — 0.19%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
8.50% - 8.68% 02/27/26
1,2
1,065,761 956,520
Industrials — 2.48%
Clydesdale Acquisition Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.60% 04/13/29
1
2,189,000 2,090,222
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
9.38% 08/02/27
1
656,750 640,811
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
9.23% 02/26/27
1
1,462,500 1,449,089
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 08/03/26
1
$ 2,283,927 $ 2,049,824
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
7.83% - 8.43% 11/03/25
1
2,574,314 2,471,869
SPX FLOW, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
8.92% 04/05/29
1
491,269 460,127
Titan Acquisition, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
8.15% 03/28/25
1
906,450 849,158
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.88% 05/30/24
1
1,598,308 1,196,733
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.58% 08/12/24
1
1,720,347 1,500,142
12,707,975
Information Technology — 1.54%
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.50%)
9.08% 07/06/29
1
1,245,000 1,235,874
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
8.63% 12/16/25
1
1,031,625 949,255
Open Text Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
7.86% 11/16/29
1
1,841,000 1,802,569
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.77% 03/04/28
1
2,701,875 2,292,541
TierPoint LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.13% 05/05/26
1
1,686,494 1,581,611
7,861,850
Insurance — 0.14%
Asurion LLC,
Term Loan B3, 2nd Lien
(LIBOR plus 5.25%)
9.63% 01/31/28
1
895,000 703,318

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials — 0.16%
Iris Holding, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
8.94% 06/28/28
1
$ 912,713 $ 832,357
Real Estate Investment Trust (REIT) — 0.20%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.14% 07/17/28
1
1,349,673 1,045,322
Retail — 0.43%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
8.99% 04/20/28
1
430,000 428,858
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 3.75%)
7.77% 07/17/28
1
296,947 229,986
Staples, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 4.50%)
8.94% 09/12/24
1
397,938 394,291
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
11.88% 02/04/28
1
1,249,500 1,138,763
2,191,898
Services — 0.23%
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
5.50% 04/11/29
1
1,335,000 1,196,500
Transportation — 0.73%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
11.63% 09/01/27
1
4,000,000 3,713,340
Total Bank Loans
(Cost $47,455,779) 43,027,332
CORPORATES — 79.86%*
Automotive — 2.74%
Allison Transmission, Inc.
3.75% 01/30/31
3
1,665,000 1,377,788
Ford Motor Credit Co. LLC
2.90% 02/16/28 300,000 248,384
3.09% 01/09/23 986,000 987,471
3.37% 11/17/23 11,650,000 11,402,437
14,016,080
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking — 2.20%
Bank of America Corp.,
Series RR
4.38%
4,5
$ 2,040,000 $ 1,739,305
Bank of New York Mellon Corp. (The),
Series I
3.75%
4,5
2,515,000 2,062,300
Credit Suisse Group AG
(Switzerland)
6.54% 08/12/33
2,3,5
3,520,000 3,097,879
9.02% 11/15/33
2,3,5
2,070,000 2,132,233
U.S. Bancorp
3.70%
4,5
2,695,000 2,219,559
11,251,276
Communications — 13.29%
Altice France SA
(France)
5.13% 01/15/29
2,3
1,628,000 1,237,280
5.50% 10/15/29
2,3
4,679,000 3,587,123
8.13% 02/01/27
2,3
2,414,000 2,208,810
Cable One, Inc.
4.00% 11/15/30
3
7,101,000 5,636,419
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50% 05/01/26
3
8,469,000 8,257,275
CommScope, Inc.
4.75% 09/01/29
3
2,257,000 1,839,342
CSC Holdings LLC
3.38% 02/15/31
3
1,714,000 1,120,562
6.50% 02/01/29
3
4,315,000 3,536,639
7.50% 04/01/28
3
3,275,000 2,234,205
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
3
4,581,000 543,994
DISH DBS Corp.
5.25% 12/01/26
3
3,105,000 2,621,272
7.38% 07/01/28 2,552,000 1,812,474
DISH Network Corp.
11.75% 11/15/27
3
1,045,000 1,077,419
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
2
975,000 883,519
Gray Escrow II, Inc.
5.38% 11/15/31
3
3,546,000 2,571,420
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
2,3
2,164,000 1,944,733
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
5.50% 08/01/23
†,2,6,7,8,9
6,350,000 —
8.50% 10/15/24
†,2,3,6,7,8,9
2,853,000 —
9.75% 07/15/25
†,2,3,6,7,8,9
4,051,000 —
Level 3 Financing, Inc.
3.63% 01/15/29
3
1,213,000 888,642
4.25% 07/01/28
3
1,375,000 1,084,152

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Lumen Technologies, Inc.
4.50% 01/15/29
3
$ 5,800,000 $ 4,031,000
National CineMedia LLC
5.75% 08/15/26 2,251,000 62,308
Netflix, Inc.
4.63% 05/15/29 900,000 946,405
Scripps Escrow II, Inc.
5.38% 01/15/31
3
1,758,000 1,419,585
Scripps Escrow, Inc.
5.88% 07/15/27
3
650,000 585,000
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
3
1,680,000 1,292,642
Sinclair Television Group, Inc.
4.13% 12/01/30
3
1,565,000 1,175,364
Sirius XM Radio, Inc.
3.13% 09/01/26
3
2,705,000 2,405,245
T-Mobile USA, Inc.
2.63% 04/15/26 10,371,000 9,507,417
2.63% 02/15/29 777,000 658,803
Vmed O2 UK Financing I PLC
(United Kingdom)
4.75% 07/15/31
2,3
1,050,000 861,000
Zayo Group Holdings, Inc.
4.00% 03/01/27
3
2,683,000 1,987,352
68,017,401
Consumer Discretionary — 3.18%
BAT Capital Corp.
5.28% 04/02/50 1,763,000 1,396,065
Everi Holdings, Inc.
5.00% 07/15/29
3
1,723,000 1,492,549
Hilton Domestic Operating Co., Inc.
3.63% 02/15/32
3
1,595,000 1,280,115
Primo Water Holdings, Inc.
4.38% 04/30/29
3
2,942,000 2,544,158
Triton Water Holdings, Inc.
6.25% 04/01/29
3
4,722,000 3,854,332
WarnerMedia Holdings, Inc.
5.14% 03/15/52
3
5,935,000 4,366,099
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
3
1,477,000 1,325,816
16,259,134
Consumer Products — 0.98%
Newell Brands, Inc.
4.88% 06/01/25 3,865,000 3,768,375
5.75% 04/01/46 1,560,000 1,246,204
5,014,579
Electric — 0.60%
Pike Corp.
5.50% 09/01/28
3
3,517,000 3,080,435
Energy — 8.66%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
3
4,848,000 4,460,160
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Energy Transfer LP,
Series B
6.63%
4,5
$ 6,154,000 $ 4,592,423
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 3,971,000 3,642,876
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
3
2,173,000 1,937,275
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
2
524,000 398,450
7.69% 01/23/50
2
425,000 295,028
Rockies Express Pipeline LLC
4.80% 05/15/30
3
650,000 576,062
6.88% 04/15/40
3
2,984,000 2,505,325
Ruby Pipeline LLC
8.00% 04/01/22
3,6,7,8,9
4,309,545 4,697,405
SM Energy Co.
6.50% 07/15/28 1,907,000 1,826,774
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,139,000 2,715,235
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
2,3
540,000 537,187
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
2,3
3,260,000 3,216,392
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 1,639,000 1,574,907
6.88% 09/01/27 2,885,000 2,702,106
Valaris Ltd.,
Series 1145, PIK
(Bermuda)
8.25% 04/30/28
2,10
111,000 111,791
Venture Global Calcasieu Pass LLC
3.88% 11/01/33
3
4,275,000 3,495,205
4.13% 08/15/31
3
5,889,000 5,026,765
44,311,366
Entertainment — 0.74%
Cinemark USA, Inc.
5.25% 07/15/28
3
3,655,000 2,741,250
WMG Acquisition Corp.
3.75% 12/01/29
3
1,223,000 1,055,217
3,796,467
Finance — 2.32%
American Express Co.,
Series D
3.55%
4,5
2,150,000 1,764,336
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
2,083,000 1,668,000
Charles Schwab Corp. (The)
5.00%
4,5
2,430,000 2,224,661

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Citigroup, Inc.
2.52% 11/03/32
5
$ 120,000 $ 93,364
2.56% 05/01/32
5
1,670,000 1,322,387
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
3
4,708,000 4,117,290
JPMorgan Chase & Co.,
Series KK
3.65%
4,5
805,000 691,294
11,881,332
Food — 5.78%
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
3
1,250,000 726,975
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2,3
1,789,000 1,460,991
5.75% 04/01/33
2,3
8,350,000 7,985,316
Nathan's Famous, Inc.
6.63% 11/01/25
3
512,000 503,040
Pilgrim's Pride Corp.
3.50% 03/01/32
3
12,431,000 9,729,571
5.88% 09/30/27
3
1,896,000 1,861,382
Post Holdings, Inc.
5.75% 03/01/27
3
3,000,000 2,910,000
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
3
4,974,000 4,101,435
TreeHouse Foods, Inc.
4.00% 09/01/28 375,000 319,350
29,598,060
Gaming — 0.81%
Caesars Entertainment, Inc.
4.63% 10/15/29
3
2,275,000 1,854,765
Penn Entertainment, Inc.
4.13% 07/01/29
3
2,825,000 2,265,297
4,120,062
Health Care — 15.09%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,3
1,279,000 1,251,821
180 Medical, Inc.
3.88% 10/15/29
3
3,986,000 3,446,694
Bausch Health Cos., Inc.
(Canada)
11.00% 09/30/28
2,3
1,733,000 1,360,136
14.00% 10/15/30
2,3
342,000 204,737
Cano Health LLC
6.25% 10/01/28
3
4,067,000 2,480,870
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
3
725,000 578,187
3.50% 04/01/30
3
4,060,000 3,210,912
5.00% 07/15/27
3
1,921,000 1,790,503
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Centene Corp.
2.45% 07/15/28 $ 7,675,000 $ 6,481,461
2.63% 08/01/31 2,500,000 1,970,750
3.00% 10/15/30 865,000 711,034
4.25% 12/15/27 8,170,000 7,680,357
Embecta Corp.
6.75% 02/15/30
3
4,174,000 3,809,723
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,3
3,140,000 2,718,686
Grifols Escrow Issuer SA,
Series REGS
(Spain)
3.88% 10/15/28
2
375,000 338,526
HCA, Inc.
3.50% 09/01/30 4,000,000 3,459,303
5.25% 04/15/25 580,000 577,132
5.38% 02/01/25 920,000 920,004
5.63% 09/01/28 1,088,000 1,085,672
5.88% 02/01/29 5,249,000 5,255,404
7.69% 06/15/25 1,650,000 1,734,562
HCA, Inc.
(MTN)
7.58% 09/15/25 1,650,000 1,716,040
ModivCare, Inc.
5.88% 11/15/25
3
1,850,000 1,740,140
Molina Healthcare, Inc.
3.88% 11/15/30
3
3,977,000 3,400,335
4.38% 06/15/28
3
445,000 406,306
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
3
3,000,000 2,608,020
Prestige Brands, Inc.
3.75% 04/01/31
3
1,646,000 1,359,506
Prime Healthcare Services, Inc.
7.25% 11/01/25
3
4,053,000 3,419,719
Teleflex, Inc.
4.25% 06/01/28
3
2,609,000 2,386,270
Tenet Healthcare Corp.
4.63% 07/15/24 4,110,000 4,014,307
4.88% 01/01/26
3
2,579,000 2,460,504
6.13% 10/01/28
3
2,970,000 2,670,594
77,248,215
Industrials — 4.56%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,3
5,080,000 3,837,127
Artera Services LLC
9.03% 12/04/25
3
2,214,000 1,857,871
Ball Corp.
3.13% 09/15/31 3,154,000 2,535,989
6.88% 03/15/28 1,250,000 1,284,800
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
5.09% 08/15/36

1,300,000 1,074,777

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Graham Packaging Co., Inc.
7.13% 08/15/28
3
$ 1,816,000 $ 1,520,565
Graphic Packaging International LLC
4.13% 08/15/24 3,150,000 3,094,875
II-VI, Inc.
5.00% 12/15/29
3
622,000 540,425
OT Merger Corp.
7.88% 10/15/29
3
4,618,000 2,389,216
Rolls-Royce PLC
(EMTN)
(United Kingdom)
1.63% 05/09/28
2
400,000 339,839
TransDigm, Inc.
6.25% 03/15/26
3
4,400,000 4,358,596
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
2,3
556,000 511,012
23,345,092
Information Technology — 3.65%
Booz Allen Hamilton, Inc.
4.00% 07/01/29
3
2,816,000 2,504,392
Gen Digital, Inc.
6.75% 09/30/27
3
1,500,000 1,474,466
MSCI, Inc.
3.63% 09/01/30
3
2,020,000 1,682,710
3.63% 11/01/31
3
1,190,000 985,826
NCR Corp.
5.13% 04/15/29
3
3,717,000 3,112,760
5.25% 10/01/30
3
3,279,000 2,710,536
6.13% 09/01/29
3
1,964,000 1,839,777
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
1,300,000 1,313,000
Oracle Corp.
6.25% 11/09/32 1,300,000 1,366,137
Science Applications International Corp.
4.88% 04/01/28
3
1,795,000 1,669,268
18,658,872
Insurance — 1.31%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
3
700,000 582,663
6.00% 08/01/29
3
3,540,000 2,845,275
AmWINS Group, Inc.
4.88% 06/30/29
3
250,000 215,028
AssuredPartners, Inc.
5.63% 01/15/29
3
3,717,000 3,064,070
6,707,036
Materials — 4.31%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
3
1,971,000 1,588,810
7.50% 09/30/29
3
2,579,000 1,653,832
ATI, Inc.
5.13% 10/01/31 1,613,000 1,421,456
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
Axalta Coating Systems, LLC
3.38% 02/15/29
3
$ 3,451,000 $ 2,869,628
Clearwater Paper Corp.
4.75% 08/15/28
3
2,671,000 2,380,962
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
2,3
4,474,000 3,619,730
Olympus Water U.S. Holding Corp.
7.13% 10/01/27
3
1,385,000 1,326,583
SCIH Salt Holdings, Inc.
4.88% 05/01/28
3
272,000 234,572
SCIL IV LLC/SCIL USA Holdings LLC
5.38% 11/01/26
3
1,189,000 1,009,123
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
2,3
3,490,000 2,866,337
Valvoline, Inc.
3.63% 06/15/31
3
1,350,000 1,109,471
WR Grace Holdings, LLC
5.63% 08/15/29
3
2,450,000 1,983,936
22,064,440
Real Estate Investment Trust (REIT) — 2.14%
American Assets Trust LP
3.38% 02/01/31 3,431,000 2,723,747
GLP Capital LP/GLP Financing II, Inc.
5.75% 06/01/28 1,650,000 1,625,249
Iron Mountain, Inc.
5.25% 07/15/30
3
627,000 545,051
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
3
295,000 258,974
4.63% 06/15/25
3
2,990,000 2,868,835
5.75% 02/01/27
3
3,000,000 2,930,775
10,952,631
Retail — 2.98%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
3
3,700,000 3,145,000
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
3
4,369,000 3,540,419
FirstCash, Inc.
5.63% 01/01/30
3
339,000 303,582
Michaels Cos., Inc. (The)
7.88% 05/01/29
3
3,171,000 2,124,406
Papa John's International, Inc.
3.88% 09/15/29
3
2,400,000 2,009,775
Yum! Brands, Inc.
3.88% 11/01/23 4,215,000 4,151,775
15,274,957
Services — 3.82%
ADT Security Corp. (The)
4.13% 06/15/23 1,639,000 1,630,075
Adtalem Global Education, Inc.
5.50% 03/01/28

1,809,000 1,661,915

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Carriage Services, Inc.
4.25% 05/15/29
3
$ 2,100,000 $ 1,684,002
Global Payments, Inc.
5.30% 08/15/29 950,000 923,024
HealthEquity, Inc.
4.50% 10/01/29
3
630,000 561,883
Hertz Corp. (The)
5.00% 12/01/29
3
4,176,000 3,178,562
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
3
300,000 261,759
Rent-A-Center, Inc.
6.38% 02/15/29
3
4,111,000 3,355,783
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
3
668,000 630,394
Waste Pro USA, Inc.
5.50% 02/15/26
3
6,420,000 5,684,011
19,571,408
Transportation — 0.70%
Delta Air Lines, Inc./SkyMiles IP Ltd.
(Canada)
4.75% 10/20/28
2,3
1,510,000 1,421,680
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.50% 06/20/27
3
306,900 306,078
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 643,922 642,371
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 1,266,957 1,221,481
3,591,610
Total Corporates
(Cost $452,356,388) 408,760,453
Total Bonds — 88.26%
(Cost $499,812,167)
451,787,785
Issues Shares Value
COMMON STOCK — 1.05%
Communications — 0.60%
Intelsat Emergence SA
2,6,7,9
(Luxembourg) 125,435 3,035,527
Electric — 0.00%
Homer City Holdings LLC
†,6,9,11
502,908 —
Transportation — 0.45%
Hertz Global Holdings, Inc.
7
150,000 2,308,500
Total Common Stock
(Cost $33,338,894) 5,344,027
Issues Shares Value
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,2,6,7,9
(Luxembourg) 13,135 $ —
Intelsat Jackson Holdings SA, Series
B
†,2,6,7,9
(Luxembourg) 13,135 —
—
Total Rights
(Cost $–) —
WARRANT — 0.00%
Intelsat Jackson Holdings SA,
2,6,7,9
(Luxembourg) 16 32
Entertainment — 0.00%
Cineworld Group PLC
2,7
(United Kingdom) 288,340 17,342
Total Warrant
(Cost $60) 17,374
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 10.66%
Money Market Funds — 5.28%
Dreyfus Government Cash Management Fund
4.19%
12
24,491,000 24,491,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
12
327,337 327,337
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
4.12%
12
2,225,000 2,225,000
27,043,337
U.S. Treasury Bills — 5.38%
U.S. Treasury Bills
4.50%
13
05/11/23 $ 10,000,000 9,840,091
4.56%
13
05/25/23 8,000,000 7,858,870
4.58%
13
06/01/23 10,000,000 9,814,265
27,513,226
Total Short-Term Investments
(Cost $54,559,121) 54,556,563
Total Investments - 99.97%
(Cost $587,710,242) 511,705,749
Cash and Other Assets, Less Liabilities - 0.03% 145,166
Net Assets - 100.00% $ 511,850,915
1
Floating rate security. The rate disclosed was in effect at December 31, 2022.
2
Foreign denominated security issued by foreign domiciled entity.
3
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
4
Perpetual security with no stated maturity date.
5
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
6
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $7,732,964, which is 1.51% of total net assets.
10
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.25% cash or 12.00% payment-in-kind interest.
11
Affiliated investment.
12
Represents the current yield as of December 31, 2022.
13
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EMTN): Euro Medium-Term Note
(EUR): Euro
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PIK): Payment In Kind
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 1,070,000 USD 1,101,211 Goldman Sachs International 01/13/23 $ 41,873
EUR 990,000 USD 1,054,903 Citibank N.A. 01/13/23 2,718
44,591
USD 1,406,626 EUR 1,360,000 Goldman Sachs International 01/13/23 (46,266)
USD 286,182 EUR 285,000 Citibank N.A. 01/13/23 (18,285)
USD 2,788,903 EUR 2,817,000 Bank of America N.A. 01/13/23 (220,507)
(285,058)
NET UNREALIZED DEPRECIATION $ (240,467)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 554 03/31/23 $ 59,793,047 $ (38,911) $ (38,911)
U.S. Treasury Ultra Bond 11 03/22/23 1,477,438 1,835 1,835
61,270,485 (37,076) (37,076)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 91 03/22/23 (10,763,594) 48,112 48,112
Euro-Bobl Future 14 03/08/23 (1,729,479) 51,078 51,078
Euro-Bund Future 4 03/08/23 (567,478) 33,761 33,761
(13,060,551) 132,951 132,951
TOTAL FUTURES CONTRACTS $ 48,209,934 $ 95,875 $ 95,875

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 12/31/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 3,995 $ 130,426 $ 118,119 $ 12,307
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Citigroup Global
Markets, Inc. 06/20/23 1,985 39,134 30,088 9,046
TOTAL $ 169,560 $ 148,207 $ 21,353
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
HIGH YIELD BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 27,043,337 $ — $ — $ 27,043,337
U.S. Treasury Bills 27,513,226 — — 27,513,226
Long-Term Investments:
Bank Loans — 43,027,332 — 43,027,332
Common Stock 2,308,500 — 3,035,527 5,344,027
Corporates — 404,063,048 4,697,405 408,760,453
Rights — — — —
Warrant — 17,342 32 17,374
Other Financial Instruments
*
Assets:
Credit contracts — 130,426 39,134 169,560
Foreign currency exchange contracts — 44,591 — 44,591
Interest rate contracts 134,786 — — 134,786
Liabilities:
Foreign currency exchange contracts — (285,058) — (285,058)
Interest rate contracts (38,911) — — (38,911)
Total $ 56,960,938 $ 446,997,681 $ 7,772,098 $ 511,730,717
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.

High Yield Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
HIGH YIELD
BOND FUND
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS WARRANT
Balance as of
April 1, 2022 $ 4,460,910 $ 3,763,050 $ 4,007,877 $ 94,040 $ 51
Accrued discounts/premiums 4,549 — — (49,610) —
Realized (loss) (957,023) — — — —
Change in unrealized appreciation (depreciation)* 33,985 (727,523) 689,528 (6,123) (19)
Purchases — — — 827 —
Sales (1,452,200) — — — —
Transfers into Level 3** — — — — —
Transfers out of Level 3** (2,090,221) — — — —
Balance as of
December 31, 2022
$ — $ 3,035,527 $ 4,697,405 $ 39,134 $ 32
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(10,152) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $2,090,221 transferred from level 3 to level 2 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
HIGH YIELD BOND FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $3,035,527 Third-Party Vendor Vendor Prices $24.20 $24.20 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $4,697,405 Third-Party Vendor Vendor Prices $109.00 $109.00 Increase
Credit Default Swaps $39,134 Broker Quote Offered Quote $1.78 $1.78 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
Warrant $32 Third-Party Vendor Vendor Prices $2.00 $2.00 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2022 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $— $— $— $— $— $— $—